Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 15,429	$ 13,547
Less: accumulated depreciation	(5,336)	(4,939)
Property plant and equipment net	10,093	8,608
Office Equipment and Computers
Property Plant And Equipment [Line Items]
Property and equipment, gross	1,150	1,065
Fixtures and Fittings
Property Plant And Equipment [Line Items]
Property and equipment, gross	4,378	4,094
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	9,277	7,994
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 624	$ 394